DIVIDENDS	9 Months Ended
Sep. 30, 2014
DIVIDENDS
DIVIDENDS

NOTE D — DIVIDENDS

On April 19, 2013, the Company declared a five percent (5%) stock dividend on its outstanding common shares.  The 5% stock dividend was paid on May 14, 2013, to shareholders of record as of April 30, 2013.  There have been no dividends declared or paid in 2014.